Asset Measured at Fair Value on Nonrecurring Basis Classified in Level 3 (Detail) (Level 3, Fair Value, Measurements, Nonrecurring, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Investments in affiliates | Discounted Cash Flow Method
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	¥ 132,010
Investments in affiliates | Discounted Cash Flow Method | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average cost of capital, input value	11.30%
Investments in affiliates | Discounted Cash Flow Method | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average cost of capital, input value	15.90%
Goodwill | Discounted Cash Flow Method
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	¥ 7,855
Weighted average cost of capital, input value	9.50%
Long Lived Assets | Relief-from-royalty method
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Royalty rate, input value	1.50%